ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2016
Changes in Number of Shares Issued

Changes in the number of shares issued in fiscal 2014, 2015 and 2016 are as follows:

	Number of shares
	2014	2015	2016
Beginning balance	1,248,714,760	1,322,777,628	1,323,644,528
Exercise of stock options	804,300	866,900	414,300
Conversion of convertible bonds	73,258,568	0	0

Ending balance	1,322,777,628	1,323,644,528	1,324,058,828